SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
SCHEDULE OF BREAKOUT OF REVENUE COMPONENTS BY SUBCATEGORY

The following is a breakout of revenue components by subcategory for the three and nine months ended September 30, 2025 and 2024.

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2025	2024	2025	2024

Software App and Cirrus Charter	$642,279	$2,409,742	$3,763,924	$6,391,732
Jet Card and Fractional Programs	184,655	547,186	949,306	1,783,066
Management and Other Services	884,054	960,465	2,698,296	2,675,077
	$1,710,988	$3,917,393	$7,411,526	$10,849,875

The following is a breakout of revenue components by subcategory for the years ended December 31, 2024 and 2023.

	Year Ended
	December 31,
	2024	2023

Software App and Cirrus Charter	$8,128,997	$7,125,230
Jet Card and Fractional Programs	2,288,036	2,847,533
Management and Other Services	3,605,595	2,241,793
	$14,022,628	$12,214,556